UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07089

Dreyfus Pennsylvania Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Pennsylvania Intermediate Municipal Bond Fund
August 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.8%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania--93.7%
Albert Gallatin Area School
District, GO (Insured; MBIA)	5.15	9/1/14	1,220,000	1,220,830
Armstrong School District,
GO (Insured; XLCA)	5.00	3/15/22	1,465,000	1,522,736
Bucks County Industrial
Development Authority,
Retirement Community Revenue
(Ann's Choice, Inc. Facility)	5.90	1/1/27	250,000	250,507
Butler Area Sewer Authority,
Sewer Revenue (Insured; FGIC)	0.00	1/1/10	600,000	547,980
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/17	1,000,000	1,077,990
Delaware County	5.13	10/1/17	1,000,000	1,025,460
Eastern York School District,
GO (Insured; FSA)	5.00	9/1/23	1,640,000	1,705,682
Harrisburg Parking Authority,
Parking Revenue (Insured; FSA)	5.75	5/15/14	640,000	693,446
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; FSA)	0.00	11/1/16	2,000,000	1,347,100
McKeesport Area School District,
GO (Insured; FGIC)	0.00	10/1/09	1,070,000	987,171
Monroe County Hospital Authority,
HR (Pocono Medical Center)
(Insured; Radian)	5.50	1/1/12	1,095,000	1,138,559
Monroeville Municipal Authority,
Sanitary Sewer Revenue
(Insured; MBIA)	5.25	12/1/15	1,035,000	1,107,336
Montgomery County Industrial
Development Authority, Revenue
(Haverford School Project)
(Insured; AMBAC)	4.00	3/15/23	500,000	456,280
Montour School District,
GO (Insured; FSA)	5.00	4/1/32	1,000,000	1,029,510
Mount Lebanon School District,
GO (Insured; MBIA)	5.00	2/15/13	1,000,000 a	1,059,370
Neshaminy School District,
GO (Insured; MBIA)	5.00	4/15/16	1,250,000	1,321,213
Norristown
(Insured; Radian)	0.00	12/15/11	1,465,000	1,241,866
Norristown
(Insured; Radian)	0.00	12/15/13	735,000	572,594
North Allegheny School District,
GO (Insured; FGIC)	5.00	5/1/15	1,625,000	1,723,150

Pennsylvania Finance Authority,
Revenue (Penn Hills Project)
(Insured; FGIC)	5.25	12/1/13	1,105,000	1,108,856
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.25	12/15/14	1,600,000	1,618,016
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/13	1,995,000	2,127,867
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/14	1,580,000	1,684,517
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	965,000	918,072
Pennsylvania Intergovernmental
Cooperative Authority, Special
Tax Revenue (Philadelphia
Funding Program) (Insured;
FGIC)	5.25	6/15/16	1,200,000	1,229,952
Pennsylvania Public School
Building Authority, School
Revenue (Daniel Boone School
District Project) (Insured;
MBIA)	5.00	4/1/13	1,005,000 a	1,064,345
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/08	320,000 a	329,101
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	545,000	560,576
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior
Revenue (Insured; AMBAC)	5.25	12/1/18	135,000	138,725
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/22	1,815,000	1,892,591
Philadelphia
(Insured; XLCA)	5.25	2/15/14	2,000,000	2,126,740
Philadelphia,
Airport Revenue (Insured; MBIA)	5.00	6/15/25	510,000	513,233
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.50	7/1/15	1,550,000	1,607,815
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	4.50	11/1/23	1,570,000	1,544,221
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	4.50	11/1/24	1,000,000	977,130
Philadelphia Authority for
Industrial Development,

Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	1,175,855
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System)	5.00	5/15/11	2,500,000	2,542,875
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Temple
University Hospital)	6.50	11/15/08	925,000	938,718
Philadelphia Municipal Authority,
LR (Insured; FSA)	5.25	11/15/15	2,115,000	2,254,209
Pittsburgh School District,
GO (Insured; MBIA)	5.00	9/1/20	1,315,000	1,368,179
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	750,000 a	830,160
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/11	1,330,000 a	1,472,150
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/13	470,000	509,081
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.25	12/1/14	250,000	269,878
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/21	1,000,000	1,062,500
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; FSA)	5.00	5/1/18	545,000	569,689
Trinity Area School District,
GO (Insured; FSA)	5.20	11/1/12	1,235,000	1,254,797
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR (Wayne Memorial
Hospital Project) (Insured;
MBIA)	5.25	7/1/16	2,135,000	2,245,849
West Mifflin Area School District,
GO (Insured; FSA)	5.00	10/1/22	710,000	737,711
West Mifflin Sanitary Sewer
Municipal Authority, Sewer
Revenue (Insured; MBIA)	4.90	8/1/13	880,000	888,580
Westmoreland County
(Insured; FGIC)	0.00	12/1/08	1,590,000	1,516,669
Wilson Area School District,
GO (Insured; FGIC)	5.13	3/15/16	1,300,000	1,376,648

Wilson School District,
GO (Insured; FSA)	5.00	5/15/16	1,135,000	1,199,196
U.S. Related--2.1%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	320,000	322,301
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	1,000,000	1,034,570
Total Long-Term Municipal Investments
(cost $62,204,368)				63,040,152
Short-Term Municipal	Coupon	Maturity	Principal
Investment--3.0%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania;
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy
Generation Corporation
Project) (LOC; Barclays Bank
PLC)
(cost $2,000,000)	3.98	9/1/07	2,000,000 [b]	2,000,000
Total Investments (cost $64,204,368)			98.8%	65,040,152
Cash and Receivables (Net)			1.2%	757,737
Net Assets			100.0%	65,797,889

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance

GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Pennsylvania Intermediate Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)